Other provisions, contingent liabilities and contingent assets - Narrative (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2026 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Movements in long and short term provisions [Line Items]
Provisions	€ 1,324	€ 1,311		£ 3	£ 22
UNITED KINGDOM
Movements in long and short term provisions [Line Items]
Provisions	22
Provisions for tax claims [Member] | Provision for the estimated cost of landfill closure and post closure activities relating to budimex and waste treatment UK thalia member [Member]
Movements in long and short term provisions [Line Items]
Provisions	4	26
Litigation and taxes [Member] | Construction division [Member]
Movements in long and short term provisions [Line Items]
Provisions	96	90
Litigation and taxes [Member] | Provisions to cover the possible risks resulting from lawsuits and litigation in progress [Member]
Movements in long and short term provisions [Line Items]
Provisions	102	97
Litigation and taxes [Member] | Provisions for tax claims [Member]
Movements in long and short term provisions [Line Items]
Provisions	87	85
Replacement and upgrades IFRIC12 [Member]
Movements in long and short term provisions [Line Items]
Provisions	184	145
Other Long term risks [Member]
Movements in long and short term provisions [Line Items]
Provisions	22	26
Other Long term risks [Member] | Provision for the estimated cost of landfill closure and post closure activities relating to budimex and waste treatment UK thalia member [Member]
Movements in long and short term provisions [Line Items]
Provisions		16	€ 12
Non current provisions [Member]
Movements in long and short term provisions [Line Items]
Provisions	395	353
Non current provisions [Member] | Construction division [Member]
Movements in long and short term provisions [Line Items]
Provisions	328	325
Current provisions [Member] | Construction division [Member]
Movements in long and short term provisions [Line Items]
Increase decrease in provisions	501	531
Current provisions [Member] | Trade provisions [Member]
Movements in long and short term provisions [Line Items]
Provisions	€ 929	€ 958